Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Fair Value of Below Market Acquired Time Charters
(a)	Fair value of below market acquired time charters:

The Company values any liability arising from the market value of the time charters assumed when a vessel is acquired or contributed. Where vessels are acquired or contributed with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its cost of capital for each vessel. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. Such intangible liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Recent Accounting Pronouncements - Not Yet Adopted
Recent Accounting Pronouncements – Not Yet Adopted

Τhere are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026.